Intangible assets and goodwill - Summary Of Impairment Testing For CGUs Containing Goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Southeast Asia Ride Hailing CGUs
Disclosure of information for cash-generating units [line items]
Goodwill allocated	$ 606	$ 606
Malaysia Mart CGU
Disclosure of information for cash-generating units [line items]
Goodwill allocated	163	163
Indonesia Payment CGU
Disclosure of information for cash-generating units [line items]
Goodwill allocated	34	34
Other units with individually insignificant goodwill
Disclosure of information for cash-generating units [line items]
Goodwill allocated	$ 42	$ 4